Significant Accounting Policies (Details 5)	Jun. 30, 2019 USD ($)
Statement Line Items [Line Items]
Contractual undiscounted cash flows	$ 6,121,542
Less than 1 year [Member]
Statement Line Items [Line Items]
Contractual undiscounted cash flows	2,513,758
More than 1 year [Member]
Statement Line Items [Line Items]
Contractual undiscounted cash flows	$ 3,607,784